Schedule of Investments (unaudited) December 31, 2019	BlackRock Event Driven Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 3.0%

Aerospace & Defense — 0.5%
Arconic, Inc.	614,760	$18,916,165

Banks — 0.0%
Valley National Bancorp	108,801	1,245,771

Biotechnology — 0.0%
Bridgebio Pharma, Inc.(a)	15,241	534,197

Capital Markets — 0.6%
Assetmark Financial Holdings, Inc.(a)	19,394	562,814
Bolsas y Mercados Espanoles SHMSF SA	621,101	23,952,274

		24,515,088

Chemicals — 0.1%
Akzo Nobel NV	19,465	1,987,851
Axalta Coating Systems Ltd.(a)	30,173	917,259
Corteva, Inc.	4,349	128,556
Dow, Inc.	4,349	238,021
DuPont de Nemours, Inc.	4,187	268,805
Olin Corp.	80,224	1,383,864

		4,924,356

Diversified Consumer Services — 0.0%
Afya Ltd., Class A(a)(b)	47,088	1,277,027

Electrical Equipment — 0.3%
OSRAM Licht AG	205,900	10,196,842

Equity Real Estate Investment Trusts (REITs) — 0.1%
VEREIT, Inc.	139,353	1,287,622
VICI Properties, Inc.	104,125	2,660,394

		3,948,016

Food & Staples Retailing — 0.1%
Walgreens Boots Alliance, Inc.	34,849	2,054,697

Food Products — 0.2%
Conagra Brands, Inc.	236,029	8,081,633

Health Care Equipment & Supplies — 0.4%
Cooper Cos., Inc.	6,261	2,011,597
Danaher Corp.	25,127	3,856,492
Envista Holdings Corp.(a)	336,498	9,973,801
SmileDirectClub, Inc.(a)(b)	205,026	1,791,927

		17,633,817

Health Care Providers & Services — 0.1%
Anthem, Inc.	2,711	818,803
Brookdale Senior Living, Inc.(a)	11,062	80,421
Cigna Corp.	10,484	2,143,873

		3,043,097

Health Care Technology — 0.0%
Health Catalyst, Inc.(a)(b)	9,461	328,297
Livongo Health, Inc.(a)	12,095	303,101
Phreesia, Inc.(a)(b)	14,357	382,470

		1,013,868

Leisure Products — 0.0%
Peloton Interactive, Inc., Class A(a)(b)	25,563	725,989

Life Sciences Tools & Services — 0.0%
10X Genomics, Inc., Class A(a)(b)	18,184	1,386,530

Machinery — 0.0%
Altra Industrial Motion Corp.	628	22,740
Fortive Corp.	2,552	194,947

		217,687

Security		Shares	Value

Media — 0.1%
Charter Communications, Inc., Class A(a)		10,787	$5,232,558

Oil, Gas & Consumable Fuels — 0.2%
Williams Cos., Inc.		326,859	7,753,095

Personal Products — 0.0%
Coty, Inc., Class A		160,865	1,809,731

Pharmaceuticals — 0.1%
Pfizer, Inc.		60,541	2,371,996

Software — 0.1%
Bill.Com Holdings, Inc.(a)		5,309	202,007
Cloudflare, Inc., Class A(a)(b)		31,865	543,617
Datadog, Inc., Class A(a)		10,576	399,561
Dynatrace, Inc.(a)		39,230	992,519
Linx SA — ADR(a)(b)		30,488	267,075
Medallia, Inc.(a)(b)		15,635	486,405
Ping Identity Holding Corp.(a)		65,405	1,589,342

			4,480,526

Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.(a)		37,606	2,949,063

Total Common Stocks — 3.0% (Cost: $114,100,753)			124,311,749

		Par (000)

Corporate Bonds — 2.3%

Automobiles — 0.4%
Volkswagen Group of America Finance LLC, 4.00%, 11/12/21(c)	USD	17,500	18,099,965

Banks — 0.6%
Bank of America Corp., (3 mo. LIBOR US + 0.660%), 2.37%, 07/21/21(d)		25,000	25,051,364

Diversified Consumer Services — 0.1%
Sotheby’s, 7.38%, 10/15/27(c)		1,857	1,880,213

Diversified Telecommunication Services — 0.5%
Windstream Services LLC/Windstream Finance Corp., 8.63%, 10/31/25(a)(c)(e)		5,666	5,439,360
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 01/15/27(c)		13,500	13,719,375

			19,158,735

Electric Utilities — 0.1%
Bruce Mansfield Unit Pass Through Trust, Series 1-2007, 6.85%, 06/01/34(a)(e)		2,982	2,609,619

Hotels, Restaurants & Leisure — 0.1%
MGM Resorts International, 7.75%, 03/15/22		5,000	5,593,750

Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 01/15/24		1,452	1,477,410
Cengage Learning, Inc., 9.50%, 06/15/24(c)		4,500	3,892,500

			5,369,910

Pharmaceuticals — 0.1%
Bausch Health Cos., Inc., 6.50%, 03/15/22(c)		5,000	5,112,500

Specialty Retail — 0.3%
Staples, Inc., 10.75%, 04/15/27(c)		13,014	13,209,210

Total Corporate Bonds — 2.3% (Cost: $95,317,635)			96,085,266

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Event Driven Equity Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Floating Rate Loan Interests — 1.0%

Diversified Telecommunication Services — 0.1%
Windstream Services LLC (FKA Windstream Corp.), Term Facility (DIP), (1 mo. LIBOR US + 2.500%, 0.00% Floor), 4.30%, 02/26/21(f)	USD	5,500	$5,491,420

Health Care Technology — 0.4%
athenahealth, Inc., Term B Loan (First Lien), (3 mo. LIBOR US + 4.50%, 0.00% Floor), 6.40%, 02/11/26(f)		13,747	13,798,669

Leisure Products — 0.1%
NorthPole Newco S.à r.l., Tranche B-1 Term Loan, (3 mo. LIBOR US + 7.000%, 0.00% Floor), 8.94%, 03/18/25(f)(g)		4,401	3,916,918

Software — 0.4%
Blackboard, Inc., Term B-5 Loan (First Lien), (3 mo. LIBOR US + 6.000%, 1.00% Floor), 7.91%, 06/30/24(f)		15,000	14,700,000

Specialty Retail — 0.0%
Neiman Marcus Group Ltd. LLC, Cash Pay Extended Term Loan, (1 mo. LIBOR + 6.000%, 1.50% Floor), 7.71%, 10/25/23(f)		1,019	838,292

Total Floating Rate Loan Interests — 1.0% (Cost: $38,250,529)			38,745,299

		Shares

Investment Companies — 0.2%
Altaba, Inc. Escrow(g)		445,570	9,067,350

Total Investment Companies — 0.2% (Cost: $6,627,005)			9,067,350

Total Long-Term Investments — 6.5% (Cost: $254,295,922)			268,209,664

		Par (000)

Short-Term Securities — 92.7%

Borrowed Bond Agreements — 0.0%(h)
Citigroup Global Markets, Inc., 1.25% (Purchased on 08/21/19 to be repurchased at $728,178, collateralized by Bombardier, Inc., 6.00% due at 10/15/22, par and fair value of USD 715,000 and $714,786, respectively), Open(i)	USD	725	724,831
Citigroup Global Markets, Inc., 1.35%
(Purchased on 08/21/19 to be repurchased at $1,588,508, collateralized by T-Mobile U.S.A., Inc., 5.13% due at 04/15/25, par and fair value of USD 1,500,000 and $1,551,705, respectively), Open(i)		1,581	1,580,625

Total Borrowed Bond Agreements — 0.0% (Cost: $2,305,456)			2,305,456

Security		Shares	Value

Money Market Funds — 92.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.51%(j)(l)		3,836,015,497	$3,836,015,497

SL Liquidity Series, LLC, Money Market Series, 1.80%(j)(k)(l)		3,854,025	3,854,796

Total Money Market Funds — 92.7% (Cost: $3,839,870,293)			3,839,870,293

		Par (000)

Time Deposits — 0.0%

Europe — 0.0%
Citibank, New York, (0.68)%, 01/02/20	EUR	323	362,569

Total Time Deposits — 0.0% (Cost: $361,132)			362,569

Total Short-Term Securities — 92.7% (Cost: $3,842,536,881)			3,842,538,318

Total Investments Before Borrowed Bonds — 99.2% (Cost: $4,096,832,803)			4,110,747,982

Borrowed Bonds — (0.1)%

Corporate Bonds — (0.1)%

Aerospace & Defense — (0.0)%
Bombardier, Inc., 6.00%, 10/15/22(c)	USD	715	(714,786)

Wireless Telecommunication Services — (0.1)%
T-Mobile U.S.A., Inc., 5.13%, 04/15/25		1,500	(1,551,705)

Total Corporate Bonds — (0.1)% (Proceeds — $2,218,206)			(2,266,491)

Total Borrowed Bonds — (0.1)% (Proceeds — $2,218,206)			(2,266,491)

Total Investments — 99.1% (Cost: $4,094,614,597)			4,108,481,491

Other Assets Less Liabilities — 0.9%			35,641,260

Net Assets — 100.0%			$4,144,122,751

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Event Driven Equity Fund

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Variable rate security. Rate shown is the rate in effect as of period end.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(i)	The amount to be repurchased assumes the maturity will be the day after the period end.
(j)	Annualized 7-day yield as of period end.
(k)	Security was purchased with the cash collateral from loaned securities.
(l)

During the period ended December 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,874,770,397	961,245,100	3,836,015,497	$3,836,015,497	$13,797,620		$7,569	$—
SL Liquidity Series, LLC, Money Market Series	7,737,701	(3,883,676)	3,854,025	3,854,796	316,922	(b)	(370)	—

				$3,839,870,293	$14,114,542		$7,199	$—

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Centrally Cleared Credit Default Swaps — Sell Protection

Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.33.V1	5.00%	Quarterly	12/20/24	B+	$36,205	$(3,548,179)	$(2,260,617)	$(1,287,562)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Termination Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities
Long/Short	Barclays Bank PLC	10/01/20 - 01/12/24	$415,035,623	$(236,909	)(b)	$414,190,561	11.9%
	Citibank N.A.	11/20/20 - 02/24/23	183,991,989	14,010,827	(c)	203,579,084	8.4
	Citibank N.A.	02/24/23	(55,289,229)	(9,286,162	)(d)	(64,160,176)	1.7
	Credit Suisse International	02/08/23	321,621,159	12,030,280	(e)	333,523,266	7.8
	Goldman Sachs Bank USA	02/27/23	728,099,155	6,630,032	(f)	738,460,281	36.0
	Goldman Sachs Bank USA	03/02/20	(3,131)	(392	)(g)	(3,522)	0.0
	JPMorgan Chase Bank N.A.	02/08/23	182,910,261	2,492,075	(h)	185,992,029	10.4
	JPMorgan Chase Bank N.A.	02/08/23	30,211,489	10,470,437	(i)	40,349,183	0.7
	Morgan Stanley & Co. International PLC	12/05/22 - 07/30/24	83,322,183	(1,746,150	)(j)	82,034,648	2.0
	Morgan Stanley & Co. International PLC	07/06/21 - 02/27/23	(8,843,422)	(1,637,524	)(k)	(10,381,170)	0.6
	UBS AG	03/01/23 - 12/10/24	76,501,344	(3,808,304	)(l)	75,850,860	3.0

				$28,918,210		$1,999,435,044

(a)

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 15-130 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Canada 1 Month Bankers’ Acceptances Rate
Euro OverNight Index Average
Euro Interbank Offered Rate:
EUR 1 Month
EUR 1 Week

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Event Driven Equity Fund

Intercontinental Exchange LIBOR:
USD 1 Month
USD 1 Week
Sterling LIBOR:
GBP 1 Month
GBP 1 Week
U.S. Federal Funds Effective Rate
USD Overnight Bank Funding Rate

(b)	Amount includes $608,153 of net dividends and financing fees.
(c)	Amount includes $(5,576,268) of net dividends and financing fees.
(d)	Amount includes $(415,215) of net dividends and financing fees.
(e)	Amount includes $128,173 of net dividends and financing fees.
(f)	Amount includes $(3,731,094) of net dividends and financing fees.
(g)	Amount includes $(1) of net dividends and financing fees.
(h)	Amount includes $(589,693) of net dividends and financing fees.
(i)	Amount includes $332,743 of net dividends and financing fees.
(j)	Amount includes $(458,615) of net dividends and financing fees.
(k)	Amount includes $(99,776) of net dividends and financing fees.
(l)	Amount includes $(3,157,820) of net dividends and financing fees.

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination dates 10/01/20 — 01/12/24:

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value

Aerospace & Defense
Cobham PLC	19,720,386	$42,905,044	10.4%

Capital Markets
Bolsas y Mercados Espanoles SHMSF SA	26,015	1,003,248	0.2%

Commercial Services & Supplies
Advanced Disposal Services, Inc.	1,064,994	35,006,353	8.4%

Diversified Telecommunication Services
Zayo Group Holdings, Inc.	887,035	30,735,762	7.4%

Electronic Equipment, Instruments & Components
Fitbit, Inc., Class A	1,246,280	8,188,060	2.0%

Health Care Equipment & Supplies
Wright Medical Group NV	307,161	9,362,267	2.3%

Oil, Gas & Consumable Fuels
Tallgrass Energy LP	3,695,812	81,751,361	19.7%

Pharmaceuticals
Allergan PLC	503,939	96,338,019	23.3%

Semiconductors & Semiconductor Equipment
Cypress Semiconductor Corp.	3,245,316	75,713,222	18.3%

Software
Sophos Group PLC	8,833,076	65,227,681	15.7%

Trading Companies & Distributors
Aircastle Ltd.	206,166	6,599,374	1.6%

Total Reference Entity — Long		$452,830,391

Reference Entity — Short
Common Stocks

Biotechnology
AbbVie, Inc.	436,411	$(38,639,830)	(9.3)%

Net Value of Reference Entity — Barclays Bank PLC		$414,190,561

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A., as of period end, termination dates 11/20/20 — 02/24/23:

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value

Aerospace & Defense
Cobham PLC	24,347,284	$52,971,645	26.0%

Diversified Telecommunication Services
Zayo Group Holdings, Inc.	2,369,681	82,109,447	40.3%

Hotels, Restaurants & Leisure
Stars Group, Inc.	2,968,263	77,441,982	38.1%

Machinery
WABCO Holdings, Inc.	511,534	69,312,857	34.1%

Multiline Retail
Hudson’s Bay Co.	465,663	3,542,991	1.7%

Real Estate Management & Development
TLG Immobilien AG	46,175	1,473,560	0.7%

Total Reference Entity — Long		$286,852,482

Reference Entity — Short
Common Stocks

Hotels, Restaurants & Leisure
Flutter Entertainment PLC	668,749	$(81,778,015)	(40.2)%

Real Estate Management & Development
Aroundtown SA	166,490	(1,495,383)	(0.7)%

Total Reference Entity — Short		$(83,273,398)

Net Value of Reference Entity — Citibank N.A.		$203,579,084

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A., as of period end, termination date 02/24/23:

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value

Aerospace & Defense
Arconic, Inc.	51,939	$1,598,163	(2.5)%

Health Care Providers & Services
Anthem, Inc.	18,129	5,475,502	(8.5)%
Cigna Corp.	1,237	252,954	(0.4)%

		5,728,456

Media
ViacomCBS, Inc., Class B	20,116	844,269	(1.3)%

Total Reference Entity — Long		$8,170,888

Reference Entity — Short
Common Stocks

Banks
Bank of America Corp.	2,041	$(71,884)	0.1%
JPMorgan Chase & Co.	524	(73,046)	0.1%

		(144,930)

Chemicals
Air Products & Chemicals, Inc.	22	(5,170)	0.0%
Albemarle Corp.	37	(2,702)	0.0%
Corteva, Inc.	238	(7,035)	0.0%
Dow, Inc.	72	(3,941)	0.0%
DuPont de Nemours, Inc.	1,282	(82,304)	0.1%

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Event Driven Equity Fund

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
Eastman Chemical Co.	33	$(2,616)	0.0%
Ecolab, Inc.	25	(4,825)	0.0%
FMC Corp.	45	(4,492)	0.0%
International Flavors & Fragrances, Inc.	25	(3,226)	0.0%
Livent Corp.	42	(359)	0.0%
LyondellBasell Industries NV, Class A	33	(3,118)	0.0%
Mosaic Co.	141	(3,051)	0.0%
PPG Industries, Inc.	31	(4,138)	0.0%
Westlake Chemical Corp.	762	(53,454)	0.1%

		(180,431)

Construction Materials
Martin Marietta Materials, Inc.	17	(4,754)	0.0%
Vulcan Materials Co.	30	(4,320)	0.0%

		(9,074)

Containers & Packaging
Avery Dennison Corp.	33	(4,317)	0.0%
Ball Corp.	87	(5,626)	0.0%
International Paper Co.	65	(2,993)	0.0%
Sealed Air Corp.	81	(3,226)	0.0%
Westrock Co.	54	(2,317)	0.0%

		(18,479)

Health Care Providers & Services
UnitedHealth Group, Inc.	9,599	(2,821,914)	4.4%

Life Sciences Tools & Services
Mettler-Toledo International, Inc.	1,562	(1,239,103)	1.9%
Waters Corp.	4,875	(1,139,044)	1.8%

		(2,378,147)

Metals & Mining
Freeport-McMoRan, Inc.	198	(2,598)	0.0%
Newmont Goldcorp Corp.	87	(3,780)	0.0%
Nucor Corp.	57	(3,208)	0.0%

		(9,586)

Oil, Gas & Consumable Fuels
Enbridge, Inc.	20,007	(795,678)	1.2%
Kinder Morgan, Inc.	56,726	(1,200,889)	1.9%

		(1,996,567)

Pharmaceuticals
Johnson & Johnson	3,597	(524,694)	0.8%
Merck & Co., Inc.	6,642	(604,090)	1.0%

		(1,128,784)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	49,414	(2,266,126)	3.5%
Analog Devices, Inc.	19,839	(2,357,667)	3.7%
Applied Materials, Inc.	41,915	(2,558,492)	4.0%
ASML Holding NV, Registered Shares	6,688	(1,979,247)	3.1%
KLA Corp.	14,481	(2,580,080)	4.0%
Lam Research Corp.	11,465	(3,352,366)	5.2%
Maxim Integrated Products, Inc.	35,781	(2,200,889)	3.4%
Microchip Technology, Inc.	23,097	(2,418,718)	3.8%
Micron Technology, Inc.	44,017	(2,367,234)	3.7%
MKS Instruments, Inc.	7,173	(789,102)	1.2%
Monolithic Power Systems, Inc.	3,570	(635,531)	1.0%
ON Semiconductor Corp.	39,673	(967,228)	1.5%
Qorvo, Inc.	12,376	(1,438,462)	2.2%
Skyworks Solutions, Inc.	18,288	(2,210,653)	3.5%
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	42,289	(2,456,991)	3.8%
Teradyne, Inc.	17,256	(1,176,687)	1.8%
Texas Instruments, Inc.	18,357	(2,355,020)	3.7%
Xilinx, Inc.	17,063	(1,668,250)	2.6%

		(35,778,743)

Reference Entity — Short
Investment Companies	Shares	Value	% of Basket Value
Alerian MLP ETF	547,580	$(4,654,430)	7.3%
Energy Select Sector SPDR Fund	2,200	(132,088)	0.2%
Industrial Select Sector SPDR Fund	210,592	(17,156,930)	26.8%
iShares U.S. Real Estate ETF	353	(32,857)	0.1%
Materials Select Sector SPDR Fund	3,014	(185,120)	0.3%
SPDR S&P 500 ETF Trust	17,565	(5,653,471)	8.8%
SPDR S&P Regional Banking ETF	850	(49,513)	0.1%

		(27,864,409)

Total Reference Entity — Short		$(72,331,064)

Net Value of Reference Entity — Citibank N.A.		$(64,160,176)

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Credit Suisse International, as of period end, termination date 02/08/23:

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value

Biotechnology
Medicines Co.	1,021,361	$86,754,404	26.0%

Diversified Telecommunication Services
Zayo Group Holdings, Inc.	1,838,097	63,690,061	19.1%

Health Care Equipment & Supplies
Wright Medical Group NV	55,229	1,683,380	0.5%

Pharmaceuticals
Allergan PLC	1,584,318	302,874,072	90.8%

Total Reference Entity — Long		$455,001,917

Reference Entity — Short
Common Stocks

Biotechnology
AbbVie, Inc.	1,372,020	(121,478,651)	(36.4)%

Net Value of Reference Entity — Credit Suisse International		$333,523,266

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date 02/27/23:

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value

Capital Markets
TD Ameritrade Holding Corp.	802,878	$39,903,036	5.4%

Commercial Services & Supplies
Advanced Disposal Services, Inc.	2,030,999	66,758,937	9.0%

Diversified Telecommunication Services
Zayo Group Holdings, Inc.	283,473	9,822,340	1.3%

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Event Driven Equity Fund

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value

Electronic Equipment, Instruments & Components
Anixter International, Inc.	14,104	$1,298,978	0.2%
Fitbit, Inc., Class A	5,370,336	35,283,107	4.8%

		36,582,085

Equity Real Estate Investment Trusts (REITs)
Liberty Property Trust	2,519,251	151,281,023	20.5%

Health Care Equipment & Supplies
Wright Medical Group NV	2,742,802	83,600,605	11.3%

Health Care Providers & Services
WellCare Health Plans, Inc.	583,712	192,747,540	26.1%

Hotels, Restaurants & Leisure
Caesars Entertainment Corp.	8,741,203	118,880,361	16.1%

IT Services
InterXion Holding NV	610,976	51,205,899	6.9%

Machinery
WABCO Holdings, Inc.	610,536	82,727,628	11.2%

Media
Central European Media Enterprises Ltd., Class A	2,347,019	10,631,996	1.4%

Oil, Gas & Consumable Fuels
Tallgrass Energy LP	1,847,906	40,875,681	5.5%

Semiconductors & Semiconductor Equipment
Mellanox Technologies Ltd.	185,380	21,722,828	2.9%

Software
Cision Ltd.	1,893,500	18,878,195	2.6%
LogMeIn, Inc.	487,275	41,778,958	5.7%

		60,657,153

Specialty Retail
Tiffany & Co.	1,396,193	186,601,195	25.3%

Total Reference Entity — Long		$1,153,998,307

Reference Entity — Short
Common Stocks

Capital Markets
Charles Schwab Corp.	870,079	$(41,380,957)	(5.6)%

Equity Real Estate Investment Trusts (REITs)
Digital Realty Trust, Inc.	431,777	(51,700,978)	(7.0)%
Prologis, Inc.	1,700,680	(151,598,615)	(20.5)%

		(203,299,593)

Health Care Providers & Services
Centene Corp.	1,972,948	(124,039,241)	(16.8)%

Hotels, Restaurants & Leisure
Eldorado Resorts, Inc.	785,014	(46,818,235)	(6.3)%

Total Reference Entity — Short		$(415,538,026)

Net Value of Reference Entity — Goldman Sachs Bank USA		$738,460,281

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date 03/02/20:

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value

Banks
Bank of America Corp.	100	$(3,522)	100.0%

Net Value of Reference Entity — Goldman Sachs Bank USA		$(3,522)

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank N.A., as of period end, termination date 02/08/23:

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value

Biotechnology
Medicines Co.	224,062	$19,031,826	10.3%

Capital Markets
TD Ameritrade Holding Corp.	641,258	31,870,523	17.2%

Equity Real Estate Investment Trusts (REITs)
Liberty Property Trust	621,435	37,317,172	20.1%

Hotels, Restaurants & Leisure
Caesars Entertainment Corp.	3,953,418	53,766,485	28.9%

IT Services
InterXion Holding NV	193,493	16,216,648	8.7%

Real Estate Management & Development
TLG Immobilien AG	588,727	18,787,754	10.1%

Semiconductors & Semiconductor Equipment
Cypress Semiconductor Corp.	4,794,061	111,845,443	60.1%
Mellanox Technologies Ltd.	206,898	24,244,308	13.0%

		136,089,751

Total Reference Entity — Long		$313,080,159

Reference Entity — Short
Common Stocks

Capital Markets
Charles Schwab Corp.	694,931	$(33,050,918)	(17.8)%

Equity Real Estate Investment Trusts (REITs)
Digital Realty Trust, Inc.	136,661	(16,363,788)	(8.8)%
Prologis, Inc.	419,469	(37,391,467)	(20.1)%

		(53,755,255)

Hotels, Restaurants & Leisure
Eldorado Resorts, Inc.	355,462	(21,199,754)	(11.4)%

Real Estate Management & Development
Aroundtown SA	2,124,537	(19,082,203)	(10.3)%

Total Reference Entity — Short		$(127,088,130)

Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$185,992,029

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Event Driven Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank N.A., as of period end, termination date 02/08/23:

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value

Semiconductors & Semiconductor Equipment
NXP Semiconductors NV	317,061	$40,349,183	100.0%

Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$40,349,183

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC, as of period end, termination dates 12/05/22 — 07/30/24:

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value

Software
Sophos Group PLC	9,785,679	$72,262,160	88.1%

Specialty Retail
Tiffany & Co.	73,120	9,772,488	11.9%

Total Reference Entity — Long		$82,034,648

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$82,034,648

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC, as of period end, termination dates 07/06/21 — 02/27/23:

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value

Chemicals
Corteva, Inc.	34,991	$1,034,334	(10.0)%
Dow, Inc.	31,799	1,740,359	(16.8)%
DuPont de Nemours, Inc.	32,568	2,090,866	(20.1)%

		4,865,559

Health Care Providers & Services
Humana, Inc.	9,649	3,536,552	(34.1)%

Total Reference Entity — Long		$8,402,111

Reference Entity — Short
Common Stocks

Banks
Bank of America Corp.	4,300	$(151,446)	1.5%
Citigroup, Inc.	2,521	(201,403)	1.9%
JPMorgan Chase & Co.	1,148	(160,031)	1.5%

		(512,880)

Chemicals
Air Products & Chemicals, Inc.	1,941	(456,116)	4.4%
Albemarle Corp.	3,739	(273,097)	2.6%
Eastman Chemical Co.	3,693	(292,707)	2.8%
Ecolab, Inc.	2,165	(417,823)	4.0%
FMC Corp.	3,686	(367,937)	3.5%
International Flavors & Fragrances, Inc.	2,290	(295,456)	2.8%
Livent Corp.	1,851	(15,826)	0.2%

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value

Chemicals
LyondellBasell Industries NV, Class A	3,884	$(366,960)	3.5%
Mosaic Co.	12,540	(271,366)	2.6%
PPG Industries, Inc.	3,158	(421,561)	4.1%
Westlake Chemical Corp.	885	(62,083)	0.6%

		(3,240,932)

Construction Materials
Martin Marietta Materials, Inc.	1,432	(400,444)	3.9%
Vulcan Materials Co.	2,498	(359,687)	3.5%

		(760,131)

Containers & Packaging
Avery Dennison Corp.	2,866	(374,930)	3.6%
Ball Corp.	6,084	(393,452)	3.8%
International Paper Co.	6,489	(298,818)	2.9%
Sealed Air Corp.	7,303	(290,878)	2.8%
Westrock Co.	6,944	(297,967)	2.9%

		(1,656,045)

Metals & Mining
Freeport-McMoRan, Inc.	24,525	(321,768)	3.1%
Newmont Goldcorp Corp.	8,486	(368,717)	3.6%
Nucor Corp.	6,146	(345,897)	3.3%

		(1,036,382)

Investment Companies
iShares Russell 2000 ETF	60,199	(9,973,168)	96.1%
iShares U.S. Real Estate ETF	13,050	(1,214,694)	11.7%
Materials Select Sector SPDR Fund	4,197	(257,780)	2.5%
SPDR S&P 500 ETF Trust	60	(19,312)	0.2%
SPDR S&P Regional Banking ETF	1,922	(111,957)	1.1%

		(11,576,911)

Total Reference Entity — Short		$(18,783,281)

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$(10,381,170)

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG, as of period end, termination dates 03/01/23 — 12/10/24:

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value

Auto Components
Faurecia SA	71,029	$3,856,013	5.1%

Automobiles
Fiat Chrysler Automobiles NV	1,747,053	25,902,856	34.2%

Electrical Equipment
OSRAM Licht AG	435,920	19,827,881	26.1%

IT Services
Altran Technologies Sa	157,533	2,509,997	3.3%

Semiconductors & Semiconductor Equipment
Mellanox Technologies Ltd.	408,650	47,885,607	63.1%

Total Reference Entity — Long		$99,982,354

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Event Driven Equity Fund

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value

Automobiles
Peugeot SA	1,002,252	$(24,131,494)	(31.8)%

Net Value of Reference Entity — UBS AG		$75,850,860

Currency Abbreviations

EUR	Euro

GBP	British Pound

USD	U.S. Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts

ETF	Exchange-Traded Fund

FKA	Formally Known As

LIBOR	London Interbank Offered Rate

OTC	Over-the-counter

S&P	Standard & Poor’s

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Event Driven Equity Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$18,916,165	$—	$—	$18,916,165
Banks	1,245,771	—	—	1,245,771
Biotechnology	534,197	—	—	534,197
Capital Markets	24,515,088	—	—	24,515,088
Chemicals	2,936,505	1,987,851	—	4,924,356
Diversified Consumer Services	1,277,027	—	—	1,277,027
Electrical Equipment	10,196,842	—	—	10,196,842
Equity Real Estate Investment Trusts (REITs)	3,948,016	—	—	3,948,016
Food & Staples Retailing	2,054,697	—	—	2,054,697
Food Products	8,081,633	—	—	8,081,633
Health Care Equipment & Supplies	17,633,817	—	—	17,633,817
Health Care Providers & Services	3,043,097	—	—	3,043,097
Health Care Technology	1,013,868	—	—	1,013,868
Leisure Products	725,989	—	—	725,989
Life Sciences Tools & Services	1,386,530	—	—	1,386,530
Machinery	217,687	—	—	217,687
Media	5,232,558	—	—	5,232,558
Oil, Gas & Consumable Fuels	7,753,095	—	—	7,753,095
Personal Products	1,809,731	—	—	1,809,731
Pharmaceuticals	2,371,996	—	—	2,371,996
Software	4,480,526	—	—	4,480,526
Wireless Telecommunication Services	2,949,063	—	—	2,949,063
Corporate Bonds(a)	—	96,085,266	—	96,085,266
Floating Rate Loan Interests(a)	—	34,828,381	3,916,918	38,745,299
Investment Companies	—	—	9,067,350	9,067,350
Short-Term Securities:
Borrowed Bond Agreements	—	2,305,456	—	2,305,456
Money Market Funds	3,836,015,497	—	—	3,836,015,497
Time Deposits	—	362,569	—	362,569
Liabilities:
Borrowed Bonds(a)	—	(2,266,491)	—	(2,266,491)

Subtotal	$3,958,339,395	$133,303,032	$12,984,268	$4,104,626,695

Investments Valued at Net Asset Value (“NAV”)(b)				3,854,796

Total Investments.				$4,108,481,491

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets:
Equity contracts	$—	$45,633,651	$—	$45,633,651
Liabilities:
Credit contracts	—	(1,287,562)	—	(1,287,562)
Equity contracts	—	(16,715,441)	—	(16,715,441)

	$—	$27,630,648	$—	$27,630,648

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.